Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2011
Distribution Date	02/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%
				0.87%
Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$76,365,678.07	0.2860138	$45,318,889.91	0.1697337	$31,046,788.16
Class A-2 Notes	$267,000,000.00	1.0000000	$267,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$980,665,678.07	0.8372455	$949,618,889.91	0.8107393	$31,046,788.16

Weighted Avg. Coupon (WAC)	4.66%		4.66%
Weighted Avg. Remaining Maturity (WARM)	56.85		56.01
Pool Receivables Balance	$1,165,876,727.64		$1,134,334,506.80
Remaining Number of Receivables	73,811		72,627

Adjusted Pool Balance	$1,133,445,759.16		$1,103,028,802.85

III. COLLECTIONS

Principal:
Principal Collections	$30,604,382.85
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$564,488.94
Total Principal Collections	$31,168,871.79

Interest:
Interest Collections	$4,665,150.82
Late Fees & Other Charges	$57,005.15
Interest on Repurchase Principal	$-
Total Interest Collections	$4,722,155.97

Collection Account Interest	$5,164.52
Reserve Account Interest	$1,109.22
Servicer Advances	$-

Total Collections	$35,897,301.50

1 of 3

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2011
Distribution Date	02/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$35,897,301.50
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,897,301.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$971,563.94		$971,563.94	$971,563.94
Collection Account Interest					$5,164.52
Late Fees & Other Charges					$57,005.15
Total due to Servicer					$1,033,733.61

3. Class A Noteholders Interest:
Class A-1 Notes		$22,048.21		$22,048.21
Class A-2 Notes		$126,825.00		$126,825.00
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$784,089.05		$784,089.05	$784,089.05

Available Funds Remaining:					$34,079,478.84

4. Principal Distribution Amount:					$31,046,788.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$31,046,788.16
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		31,046,788.16		$31,046,788.16
Total Noteholders Principal				$31,046,788.16

5. Available Amounts Remaining to reserve account					3,032,690.68

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					3,032,690.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,430,968.48
Beginning Period Amount	$32,430,968.48
Current Period Amortization	$1,125,264.53
Ending Period Required Amount	$31,305,703.95
Ending Period Amount	$31,305,703.95
Next Distribution Date Required Amount	$30,199,685.98

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$3,032,690.68
Current Period Release to Depositor	$3,032,690.68
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$152,780,081.09	$153,409,912.94	$153,409,912.94
Overcollateralization as a % of Adjusted Pool		13.48%	13.91%	13.91%

2 of 3

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2011
Distribution Date	02/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.07%	71,949	99.23%	$1,125,647,311.66
30 - 60 Days	0.70%	512	0.58%	$6,534,213.46
61 - 90 Days	0.19%	136	0.15%	$1,748,816.98
91 + Days	0.04%	30	0.04%	$404,164.70
		72,627		$1,134,334,506.80
Total
Delinquent Receivables 61 + days past due	0.23%	166	0.19%	$2,152,981.68
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	127	0.16%	$1,842,203.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	97	0.12%	$1,442,071.76
Three-Month Average Delinquency Ratio	0.18%		0.16%

Repossession in Current Period		35		$632,112.28
Repossession Inventory		50		$502,051.87

Charge-Offs
Gross Principal of Charge-Off for Current Period				$937,837.99
Recoveries				$(564,488.94)
Net Charge-offs for Current Period				$373,349.05

Beginning Pool Balance for Current Period				$1,165,876,727.64

Net Loss Ratio				0.38%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.35%
Three-Month Average Net Loss Ratio for Current Period				0.48%

Cumulative Net Losses for All Periods				$1,577,755.03
Cumulative Net Losses as a % of Initial Pool Balance				0.12%

Principal Balance of Extensions				$2,963,545.83
Number of Extensions				171

3 of 3